Average Annual Total Returns - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Mid Cap ETF	Oct. 30, 2024
Fidelity Enhanced Mid Cap ETF | Return Before Taxes
Average Annual Return:
Past 1 year	15.90%
Past 5 years	12.64%
Past 10 years	9.03%
Fidelity Enhanced Mid Cap ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.59%
Past 5 years	11.30%
Past 10 years	7.45%
Fidelity Enhanced Mid Cap ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.59%
Past 5 years	9.96%
Past 10 years	6.90%
RS006
Average Annual Return:
Past 1 year	17.23%
Past 5 years	12.68%
Past 10 years	9.42%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%